Stockholders’ Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 11 - Stockholders’ Equity

The Company is authorized to issue a total of 111,000,000 shares, par value of $0.0001 per share, consisting of (a) 110,000,000 shares of common stock, including (i) 100,000,000 shares of Class A common stock, and (ii) 10,000,000 shares of Class B common stock, and (b) 1,000,000 shares of preferred stock (the “Preferred Stock”).

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Preferred Stock

As of September 30, 2023 and March 31, 2023, no shares of Preferred Stock were issued or outstanding. The designations, voting and other rights and preferences of the Preferred Stock may be determined from time to time by the Company’s board of directors.

Common Stock

As of September 30, 2023 and March 31, 2023, there were 4,357,964 and 4,613,410 shares of Class A common stock issued and outstanding, respectively, including 574,764 and 830,210 public shares, which were subject to possible redemption and presented as temporary equity.

As of September 30, 2023 and March 31, 2023, there were no shares of Class B common stock issued and outstanding.

In July 2023, the Company and the Sponsor entered into certain non-redemption agreements (“Non-Redemption Agreements”) with each of six unaffiliated third parties, with respect to a maximum aggregate of 514,773 shares of the Company’s Class A common stock, in exchange for such third parties agreeing not to redeem (or shall use commercially reasonable efforts to request that the Company’s transfer agent reverse any previously submitted redemption demand) such shares in connection with the 2023 Special Meeting, and the Sponsor has agreed to transfer a maximum aggregate of 185,179 Founder Shares pursuant to the Non-Redemption Agreements upon the consummation of the Company’s initial Business Combination.

On July 13, 2023, the Company held the 2023 Special Meeting, at which the Company’s stockholders approved the Third Extension. On the 2023 Special Meeting, the Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s Trust Account to pay such holders. Following the redemptions in connection with the 2023 Special Meeting, the Company had 4,357,964 shares of Class A common stock issued and outstanding, including 574,764 public shares.

Rights

Each holder of a right will receive one-tenth (1/10) of one share of Class A common stock upon consummation of a Business Combination. In the event the Company will not be the surviving entity upon completion of the Company’s initial Business Combination, each holder of a public right will automatically receive the 1/10 share of Class A common stock underlying such public right (without paying any additional consideration); and each holder of a Private Placement Right or right underlying Units to be issued upon conversion of the Working Capital Loans will be required to affirmatively convert its rights in order to receive the 1/10 share of Class A common stock underlying each right (without paying any additional consideration). If the Company is unable to complete an initial Business Combination within the required time period and public stockholders redeem the public shares for the funds held in the Trust Account, holders of rights will not receive any such funds in exchange for their rights and the rights will expire worthless. The Company will not issue fractional shares upon conversion of the rights. If, upon conversion of the rights, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exchange, comply with Section 155 of the Delaware General Corporation Law. The Company will make the determination of how to treat fractional shares at the time of its initial Business Combination and will include such determination in the proxy materials that it will send to stockholders for their consideration of such initial Business Combination.

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination.

Additionally, in no event will the Company be required to net cash settle the rights, and the rights may expire worthless.

Representative Warrants and Representative Shares

Upon the closing of the IPO, the Company issued to the Underwriters Representative Warrants, the exercise price of which will be $12.00 per Share, and 101,200 Representative Shares.

The Representative Warrants shall be exercisable, in whole or in part, commencing the later of October 26, 2022 and the closing of the Company’s initial Business Combination and terminating on October 29, 2026. The Company accounted for the 632,500 warrants as an expense of the IPO resulting in a charge directly to stockholders’ equity. The fair value of Representative Warrants was estimated to be approximately $1,333,482 (or $2.11 per warrant) using the Black-Scholes option-pricing model. The fair value of the Representative Warrants granted to the Underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.18% and (3) expected life of five years. The Representative Warrants and the shares of Class A common stock underlying Representative Warrants have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up immediately following October 29, 2021 pursuant to FINRA Rule 5110(e)(1).

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

The Representative Warrants grants to holders demand and “piggy back” rights for periods of five and seven years from October 29, 2021. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the Representative Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the Representative Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price.

The Underwriters agreed not to transfer, assign or sell any of the Representative Shares without the Company’s prior written consent until the completion of the Business Combination. The Underwriters agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to the Representative Shares if the Company fails to complete its initial Business Combination within the Combination Period. The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following October 29, 2021 pursuant to FINRA Rule 5110(e)(1).

Note 5 - Stockholders’ Equity

The Company is authorized to issue a total of 111,000,000 shares, par value of $0.0001 per share, consisting of (a) 110,000,000 shares of common stock, including (i) 100,000,000 shares of Class A common stock, and (ii) 10,000,000 shares of Class B common stock, and (b) 1,000,000 shares of preferred stock (the “Preferred Stock”).

As of March 31, 2023 and March 31, 2022, no shares of Preferred Stock were issued or outstanding. The designations, voting and other rights and preferences of the Preferred Stock may be determined from time to time by the Company’s board of directors.

As of March 31, 2023 and March 31, 2022, there were 3,783,200 shares and 620,700 shares of Class A common stock issued and outstanding, respectively, excluding 830,210 shares and 12,650,000 shares of Class A common stock, respectively, which are subject to possible redemption and presented as temporary equity.

As of March 31, 2023 and March 31, 2022, there were no shares and 3,162,500 shares of Class B common stock issued and outstanding, respectively.

Subsequent to the Company’s special meeting of stockholders held on December 23, 2022, stockholders holding all of the issued and outstanding Class B common stock of the Company elected to convert their Class B common stock into Class A common stock of the Company on a one-for-one basis. The Combination Period is extended to July 29, 2023, provided that an additional amount of $50,000 will be deposited into the Trust Account for each month after January 29, 2023. In addition, 3,162,500 shares of Class B common stock of the Company were cancelled, and 3,162,500 shares of Class A Common Stock were issued to such converting Class B stockholders. The 3,162,500 shares of Class A common stock issued pursuant to the conversion are subject to the same restrictions applicable to the Class B common stock before the conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination as described in the prospectus for our IPO. Additionally, stockholders holding 11,819,790 shares of the Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, $121,034,650 (approximately $10.24 per share) was removed from the Company’s Trust Account to pay such holders. Following redemptions, the Company had 830,210 Public Shares outstanding.

Rights

Each holder of a right will receive one-tenth (1/10) of one share of Class A common stock upon consummation of a Business Combination. In the event the Company will not be the surviving entity upon completion of the Company’s initial Business Combination, each holder of a public right will automatically receive the 1/10 share of Class A common stock underlying such public right (without paying any additional consideration); and each holder of a Private Placement Right or right underlying Units to be issued upon conversion of the Working Capital Loans will be required to affirmatively convert its rights in order to receive the 1/10 share of Class A common stock underlying each right (without paying any additional consideration). If the Company is unable to complete an initial Business Combination within the required time period and public stockholders redeem the public shares for the funds held in the Trust Account, holders of rights will not receive any such funds in exchange for their rights and the rights will expire worthless. The Company will not issue fractional shares upon conversion of the rights. If, upon conversion of the rights, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exchange, comply with Section 155 of the Delaware General Corporation Law. The Company will make the determination of how to treat fractional shares at the time of its initial Business Combination and will include such determination in the proxy materials that it will send to stockholders for their consideration of such initial Business Combination.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination.

Additionally, in no event will the Company be required to net cash settle the rights, and the rights may expire worthless.

Representative Warrants and Representative Shares

Upon the closing of the IPO, the Company issued to the Underwriters Representative Warrants, the exercise price of which will be $12.00 per Share, and 101,200 Representative Shares.

The Representative Warrants shall be exercisable, in whole or in part, commencing the later of October 26, 2022 and the closing of the Company’s initial Business Combination and terminating on October 29, 2026. The Company accounted for the 632,500 warrants as an expense of the IPO resulting in a charge directly to stockholders’ equity. The fair value of Representative Warrants was estimated to be approximately $1,333,482 (or $2.11 per warrant) using the Black-Scholes option-pricing model. The fair value of the Representative Warrants granted to the Underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.18% and (3) expected life of five years. The Representative Warrants and the shares of Class A common stock underlying Representative Warrants have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up immediately following October 29, 2021 pursuant to FINRA Rule 5110(e)(1).

The Representative Warrants grants to holders demand and “piggy back” rights for periods of five and seven years from October 29, 2021. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the Representative Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the Representative Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price.

The Underwriters agreed not to transfer, assign or sell any of the Representative Shares without the Company’s prior written consent until the completion of the Business Combination. The Underwriters agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to the Representative Shares if the Company fails to complete its initial Business Combination within Initial Combination Period. The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following October 29, 2021 pursuant to FINRA Rule 5110(e)(1).